February 20, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Valley Forge Capital Holdings Total Return
    Fund, Inc.
    File No. 33-79068


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:

           Valley Forge Capital Holdings Total Return Fund, Inc.
           595 Market Street, Suite 1980
           San Francisco, CA  94105

2.  Name of each series or class of funds for which this notice is filed:

           Valley Forge Capital Holdings Total Return Fund, Inc.

3.  Investment Company Act File Number:     33-79068

    Securities Act File Number:       811-8516


4.  Last day of fiscal year for which this notice is filed:    12/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:                            [  ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

              N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

              None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

              None

9.  Number and aggregate sale price of securities sold during the fiscal year:

              Number:         107,982
              Amount:      $1,072,341

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

              Number:         107,982
              Amount:      $1,072,341

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

              Number:             494
              Amount:          $4,723

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
        year in reliance on rule 24f-2 (from Item 10):            $  1,072,341

   (ii) Aggregate price of shares issued in connection with dividend
        reinvestment plans (from Item 11, if applicable):         +      4,723

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year
       (if applicable):                                           -     19,181

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
        applicable)                                               +        0

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii),
       plus line (iv)] (if applicable):                           $ 1,057,883

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
       other applicable law or regulation:                        /    2900

 (vii) Fee due [line (I) or line (v) multiplies by line (vi)]:    $   364.79



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other procedures (17 CFR 202.3a).
                                            [ x ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:          February 7, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By      Larry S. Mao
        Senior Vice President,
           Operations Manager & Secretary


Date    February 20, 1996





February 16, 1996


Board of Directors
Valley Forge Capital Holdings
   Total Return Fund, Inc.
595 Market Street
Suite 1980
San Francisco, California  60611

Re: Form 24f-2 of Valley Forge Capital Holdings Total Return Fund, Inc. Securities Act Registration No. 33-79068
     Investment Company Act Registration No. 811-8576

To The Board of Directors:

At your request, we have examined the Form 24f-2 to be filed by Valley Forge Capital Holdings Total Return Fund, Inc.., a Maryland corporation (the "Fund") with the Securities and Exchange Commission under the Investment Company Act of 1940.

As counsel to the Fund, we have examined originals or copies, certified or otherwise identified to our satisfaction, of the Articles of Incorporation of the Fund, as amended, and the bylaws of the Fund and such other documents, corporate records, certificates of public officials and instruments as we have considered necessary or advisable for the purpose of this opinion. We have assumed the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as copies. We have not independently verified such assumptions.

We are members of Bar of the State of Illinois and we express no opinion as to the law of any jurisdiction other than the laws of the State of Illinois and the Federal laws of the United States.

Subject to the foregoing and based on such examination, we are of the opinion that the shares of the Fund's capital stock referenced in Item 3 of the Form 24f-2 have been validly issued by the Company and are fully paid and nonassessable.

We hereby consent to the filing of this opinion as an exhibit to the Fund's Form 24f-2.

Very truly yours,

SHEFSKY FROELICH & DEVINE LTD.